Intangible Assets - Narrative (Details) $ in Thousands													11 Months Ended	12 Months Ended			15 Months Ended	19 Months Ended	23 Months Ended	41 Months Ended	52 Months Ended	61 Months Ended	70 Months Ended	80 Months Ended	106 Months Ended	107 Months Ended	114 Months Ended
	Jan. 22, 2020 USD ($)	Sep. 24, 2019 USD ($)	May 23, 2019 USD ($)	Jan. 25, 2019 USD ($)	Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Site	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Feb. 28, 2012 USD ($)	Feb. 15, 2012 USD ($)	Jul. 14, 2011 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 09, 2020	Sep. 25, 2019 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles														$ 19,234	$ 15,947	$ 15,351
Medpass Group Limited
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired (in percent)	100.00%
Amortization of intangibles													$ 1,800
Medpass Group Limited | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 11,725
Amortization period	13 years
Medpass Group Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 2,883
Amortization period	3 years
Symphony
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired (in percent)		100.00%
Amortization of intangibles																	$ 2,200
Symphony | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 8,200																											$ 8,159
Amortization period		12 years
Symphony | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 2,200																											$ 2,163
Amortization period		2 years
MeDiNova
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired (in percent)			60.00%																									100.00%
Amortization of intangibles																		$ 1,300
MeDiNova | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired			$ 3,887
Amortization period			12 years
MeDiNova | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired			$ 171
Amortization period			1 year
MeDiNova | Patient database
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired			$ 2,542
Amortization period			7 years
MMD
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired (in percent)				100.00%
Amortization of intangibles																			$ 4,000
MMD | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired				$ 10,708
Amortization period				16 years
MMD | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired				$ 2,787
Amortization period				2 years
Mapi Group
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																				$ 13,300
Mapi Group | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired					$ 18,400
Amortization period					8 years
Mapi Group | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired					$ 13,000
Amortization period					8 years 6 months
ICON Government & Public Health Solutions
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																					$ 5,600
ICON Government & Public Health Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired						$ 4,000
Amortization period						7 years
ICON Government & Public Health Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired						$ 1,700
Amortization period						2 years
ICON Government & Public Health Solutions | Brand
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired						$ 1,400
Amortization period						5 years
PMG
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																						$ 8,000
Number of clinical research sites acquired | Site							52
PMG | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 6,900
Amortization period							7 years
PMG | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 3,000
Amortization period							2 years
MediMedia Pharma Solutions
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																							$ 21,500
MediMedia Pharma Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired								$ 22,800
Amortization period								7 years
MediMedia Pharma Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired								$ 2,500
Amortization period								1 year
Aptiv Solutions
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																								$ 28,300
Aptiv Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 21,400
Amortization period									7 years
Aptiv Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 7,900
Amortization period									3 years
PriceSpective
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																									$ 9,800
PriceSpective | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 10,200
Amortization period										10 years
PriceSpective | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 400
Amortization period										9 months 18 days
PriceSpective | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 400
Amortization period										3 years
BeijingWits Medical
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																										$ 2,000
BeijingWits Medical | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 1,800
Amortization period											10 years
BeijingWits Medical | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 400
Amortization period											4 years
BeijingWits Medical | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 100
Amortization period											5 years
Firecrest Clinical Limited
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangibles																											$ 16,500
Firecrest Clinical Limited | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired												$ 5,200
Amortization period												7 years 6 months
Firecrest Clinical Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired												$ 1,200
Amortization period												1 year 2 months 12 days
Firecrest Clinical Limited | Technology asset
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired												$ 11,200
Amortization period												7 years 6 months
Firecrest Clinical Limited | Trade names/ brands
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired												$ 1,400
Amortization period												4 years 6 months